CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Cash flows (used in) from operating activities
Profit (loss) for the year	$ 1,491,606	$ (56,830,610)
Items not involving cash:
Depreciation	1,533,634	758,063
Share-based payments	13,736,299	9,183,667
Amortization of deferred lease inducement	(40,097)	(40,096)
Impairment of exploration and evaluation assets		87,749
Unrealized foreign exchange gain on cash and cash equivalents	(3,905,624)	(258,399)
Deferred income tax recovery	(309,298)	(33,312)
Mark to market loss (gain) on convertible debentures	(32,578,261)	27,522,985
Interest expense	11,954,146	8,693,847
Loss on disposal of equipment	6,065	24,905
Changes in non-cash working capital items:
Amounts receivable	161,130	259,378
Prepaid expenses	(107,478)	(86,300)
Deposits	(481,784)	(10,075)
Accounts payable and accrued liabilities	87,594	(416,299)
Net cash flows from (used in) operating activities	(8,452,068)	(11,144,497)
Cash flows (used in) from investing activities
Exploration and evaluation asset expenditures	(34,813,614)	(35,960,842)
Acquisition of equipment	(2,954,028)	(1,859,729)
Sale and maturity of short-term investments		47,455,100
Net cash flows from (used in) investing activities	(37,767,642)	9,634,529
Cash flows (used in) from financing activities
Cash from exercise of options and warrants, net of share issuance costs	5,074,334	3,985,175
Shares issued for cash from private placements, net of share issuance costs		60,225,368
Shares of subsidiary issued to non-controlling interests for cash, net of share issuance costs	5,273,624	1,017,249
Interest paid on convertible debentures	(7,918,533)	(5,416,686)
Shares issued in connection with issuance of convertible debentures		2,258,820
Issuance of convertible debentures		73,035,180
Net cash flows from (used in) financing activities	2,429,425	135,105,106
Change in cash and cash equivalents	(43,790,285)	133,595,138
Cash and cash equivalents, beginning of year	164,943,850	31,090,313
Effect of exchange rate fluctuations on cash held	3,905,624	258,399
Cash and cash equivalents	125,059,189	164,943,850
Cash and cash equivalents consist of:
Cash	125,059,189	153,329,808
Cash equivalents		11,614,042
Cash and cash equivalents	$ 125,059,189	$ 164,943,850